STATEMENTS OF INCOME AND EXPENSES (Unaudited) (USD $)	3 Months Ended				6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013
INVESTMENT INCOME
Interest income	$ 502		$ 1,629		$ 1,609		$ 5,375
EXPENSES
Brokerage fees	137,741		250,244		336,127		513,570
Management fees	52,228		95,845		109,254		199,874
Incentive fees	0		98,426		0		165,296
Total Expenses	189,969		444,515		445,381		878,740
NET INVESTMENT LOSS	(189,467)		(442,886)		(443,772)		(873,365)
Trading profit (loss):
Net realized	0		576,827		0		554,206
Net change in unrealized	0		(293,304)		0		(152,923)
Total Trading Results	2,319		791,025		227,760		1,349,587
NET INCOME (LOSS)	(187,148)		348,139		(216,012)		476,222
NET INCOME (LOSS) ALLOCATION
Limited Partners	(183,651)		343,794		(212,294)		470,345
General Partner	(3,497)		4,345		(3,718)		5,877
NET INCOME (LOSS) PER UNIT
Limited Partners (in dollars per unit)	$ (0.10)	[1]	$ 0.13	[1]	$ (0.10)	[1]	$ 0.17	[1]
General Partner (in dollars per unit)	$ (0.10)	[1]	$ 0.13	[1]	$ (0.10)	[1]	$ 0.17	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	2,071,589.890		2,833,274.463		2,209,469.236		2,925,437.503
KR Master Fund [Member]
Trading profit (loss):
Net realized gain (loss) on investment	(176,481)		(7,238)		(417,421)		(196,062)
Net change in unrealized appreciation (depreciation) on investment	187,704		(302,838)		610,652		(283,485)
Cambridge Master Fund [Member]
Trading profit (loss):
Net realized gain (loss) on investment	502,901		1,329,975		398,015		1,556,638
Net change in unrealized appreciation (depreciation) on investment	$ (511,805)		$ (512,397)		$ (363,486)		$ (128,787)

[1]	Based on change in net asset value per Unit.